Fair Value (Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)) (Detail) - JPY (¥) ¥ in Billions		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018
Other investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		¥ 35	¥ 38
Gains (losses) in Earnings	[1]	1	1
Purchases		10	13
Issuances			0
Settlements		(10)	(11)
Ending Balance		36	41
Change in unrealized gain (losses) still held	[2]	2	2
Trading securities sold, not yet purchased
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		1	4
Gains (losses) in Earnings	[3]		1
Purchases		(9)	(30)
Sales		8	29
Ending Balance			2
Long-term debt
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		655	561
Gains (losses) in Earnings	[4]	(6)	2
Gains (losses) in OCI	[5]		3
Transfers into Level 3		17	2
Transfers out of level 3		(6)
Issuances		108	85
Settlements		(134)	(31)
Ending Balance		646	612
Change in unrealized gain (losses) still held	[2]	(10)	4
Trading securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		11	12
Issuances			0
Settlements		(1)
Ending Balance		10	12
Trading securities | Corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		1,044	1,013
Gains (losses) in Earnings	[3]	(15)	31
Purchases		338	457
Sales		(105)	(242)
Issuances			0
Settlements		(125)	(154)
Ending Balance		1,137	1,105
Change in unrealized gain (losses) still held	[2]	(14)	35
Trading securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		28	23
Gains (losses) in Earnings	[3]	2	2
Purchases		1	5
Sales			(1)
Issuances			0
Settlements		(1)
Ending Balance		30	29
Derivative financial instruments assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[6]	13	21
Gains (losses) in Earnings	[3],[6]	(9)	1
Issuances	[6]		0
Settlements	[6]	1	1
Ending Balance	[6]	5	23
Change in unrealized gain (losses) still held	[2],[6]	(8)	2
Derivative financial instruments assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[6]	22	12
Gains (losses) in Earnings	[3],[6]	(10)	15
Issuances	[6]		0
Settlements	[6]	(2)	(2)
Ending Balance	[6]	10	25
Change in unrealized gain (losses) still held	[2],[6]	(9)	17
Derivative financial instruments assets | Equity-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[6]	(5)	4
Gains (losses) in Earnings	[3],[6]	1	(4)
Issuances	[6]		0
Settlements	[6]	(3)	14
Ending Balance	[6]	(7)	14
Change in unrealized gain (losses) still held	[2],[6]	2
Derivative financial instruments assets | Other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[6]	1
Ending Balance	[6]	1
Derivative financial instruments assets | Credit Related Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[6]	1	1
Gains (losses) in Earnings	[3],[6]		(3)
Issuances	[6]		0
Settlements	[6]		2
Ending Balance	[6]	1
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3			61
Available-for-sale securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		40	54
Issuances			0
Settlements		(7)	(8)
Ending Balance		33	46
Available-for-sale securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		500	441
Gains (losses) in OCI	[5]	1
Purchases		89	57
Sales		(35)	(28)
Issuances			0
Settlements		(6)	(1)
Ending Balance		549	469
Available-for-sale securities | Japanese corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		120	163
Gains (losses) in Earnings	[1]	1	10
Gains (losses) in OCI	[5]	4	(8)
Purchases		97	7
Sales			(7)
Issuances			0
Settlements		(53)	(9)
Ending Balance		169	156
Change in unrealized gain (losses) still held	[2]		10
Available-for-sale securities | Foreign corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		103	80
Gains (losses) in OCI	[5]	(5)
Transfers into Level 3			61
Purchases		38	4
Issuances			0
Settlements		(3)	0
Ending Balance		¥ 133	¥ 145

[1]	Gains (losses) in Earnings are reported in Investment gains (losses)—net.
[2]	Amounts represent total gains or losses recognized in earnings during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at September 30, 2018 and 2019.
[3]	Gains (losses) in Earnings are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
[4]	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
[5]	Gains (losses) in OCI are reported in Other comprehensive income (loss).
[6]	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.